General - Additional Information (Detail) - USD ($)	Aug. 13, 2021	Jan. 31, 2021	Sep. 24, 2020	Jan. 16, 2020
Proceeds from Issuance of Warrants			$ 22,950,000
Deposited into the Trust Account			22,500,000
Proceeds held in the Trust Account			$ 172,500,000
Stock conversion basis	one
Subsequent Event [Member]
Share price	$ 10.00
Stockholders equity note stock split ratio	1:4.6936
Common Stock [Member] | Subsequent Event [Member]
Stock shares issued during the period shares	14,576,479
Proceeds from Issuance of Common Stock	$ 112,646,000
SWAG's Class A Stock [Member] | Subsequent Event [Member]
Stock redeemed during period value	$ 59,863,000
PIPE Investors [Member]
Stock Issued During Period, Shares, Stock Splits		14,250,000
Proceeds from Issuance of Common Stock		$ 142,500,000
PIPE Investors [Member] | Subsequent Event [Member]
Stock Issued During Period, Shares, Stock Splits	14,250,000
Proceeds from Issuance of Common Stock	$ 142,500,000
Secondary Investors [Member]
Stock Issued During Period, Shares, Stock Splits		3,000,000
Proceeds from Issuance of Common Stock		$ 30,000,000
Secondary PIPE Investors [Member] | Subsequent Event [Member] | Share Purchase Agreement [Member]
Sale of stock issue price per share	$ 10.00
Stock Issued During Period, Shares, Stock Splits	3,000,000
Proceeds from Issuance of Common Stock	$ 30,000,000
Software Acquisition Group Inc. II [Member]
Outstanding voting securities			70.00%
IPO [Member] | Software Acquisition Group Inc. II [Member]
Stock shares issued during the period shares				15,000,000
Sale of stock issue price per share				$ 10.00
Proceeds from initial public offering				$ 150,000,000
Over-Allotment Option [Member]
Class of warrants or rights warrants issued during the period units			2,250,000
Class of warrants or rights warrants issued issue price per warrant			$ 10.00
Private Placement [Member]
Class of warrants or rights warrants issued during the period units			450,000
Class of warrants or rights warrants issued issue price per warrant			$ 1.00